INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD - Additional information (Details)		12 Months Ended
	Feb. 03, 2021 GBP (£)	Dec. 31, 2021 GBP (£) director £ / shares shares	Feb. 08, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of associates [line items]
Number of Polkadot satisfied in respect of the acquisition of shares		75,000
Fair value of Polkadot satisfied in respect of the acquisition of shares		£ 1,092,000
Investments accounted for using the equity method		£ 13,817,000		£ 0	£ 0
Number of warrants hold | shares		121,666,666
Warrants at price of 0.12 [Member]
Disclosure of associates [line items]
Price of warrants | £ / shares		£ 0.12
Warrants at price of 0.06 [Member]
Disclosure of associates [line items]
Number of warrants hold | shares		35,450,000
Price of warrants | £ / shares		£ 0.06
Ownership percentage on diluted basis		33.26%
Pluto Digital PLC
Disclosure of associates [line items]
Number of Polkadot satisfied in respect of the acquisition of shares	75,000,000
Fair value of Polkadot satisfied in respect of the acquisition of shares	£ 1,091,850
Investments accounted for using the equity method			£ 7,352,970
Percentage of share capital and voting rights		24.65%
Number of directors can be nominated to the Pluto Board of Directors | director		1
Contingent liabilities relating to the interest in associates		£ 0